DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
Dividends paid	$ 0	$ 0
Dividends proposed or declared	$ 0	$ 0